UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Merrill Lynch Professional Clearing CORP.
Address: 222 Broadway - 6th Floor
         New York, New York 10038

13F File Number:    11545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kaippallimalia Jacob
Title: Managing Director
Phone: (212)449-2930

Signature, Place and Date of Signing:

_____________________________________
/s/ Kaippallimalia Jacob
4 World Financial Center
New York, New York, 10080
May 15, 2009

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    ---------------------
028-03554               MERRILL LYNCH AND CO., INC.

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 /DOCUMENT
 /SUBMISSION